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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    FORM 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  6/30/2003
                                               -----------------------

Check here if Amendment / /: Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -----------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 -----------------------------------------------------

                 -----------------------------------------------------

                 -----------------------------------------------------

Form 13F File Number  28-4651
                         -----------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

\S\Richard Boberg
-------------------------------
[Signature]

Chicago, Illinois
-------------------------------
[City, State]

August 13, 2003
-------------------------------
[Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
(If there are no entries in this list, omit this section.)

Form 13F File Number 28-  NONE
                          ------------------------------------
Name
     ---------------
(Repeat as necessary.)

                             Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
         None
         ----------------------------------

Form 13F Information Table Entry Total:
         14
         ----------------------------------

Form 13F Information Table Value Total:

         $  27,553 (thousands)
         ----------------------------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                  WITH THE SEC.

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.      NONE
         ----------------------------------
Form 13F File Number 28-
                        -------------------
Name
         ----------------------------------
(Repeat as necessary.)

                      FORM 13F INFORMATION TABLE
                               6/30/2003

              COLUMN 1          COLUMN 2      COLUMN 3        COLUMN 4       COLUMN 5                    COLUMN 6
              --------          --------      --------        --------       --------                    --------
                                                                                                   INVESTMENT DISCRETION

              NAME OF           TITLE OF                       VALUE        SHARES OR
              ISSUER              CLASS        CUSIP          (x$1000)   PRINCIPLE AMOUNT         SOLE    SHARED    OTHER
AETNA INC NEW                 Com            00817Y108            1,383           22,977  SH       X
ALLTEL CORP                   Com            020039103            2,738           56,778  SH       X
BANK ONE CORP                 Com            06423A103           12,401          333,543  SH       X
EMERSON ELEC CO               Com            291011104            2,917           57,082  SH       X
GENERAL DYNAMICS CORP         Com            369550108            1,021           14,080  SH       X
GENERAL ELEC CO               Com            369604103              548           19,111  SH       X
HILTON HOTELS CORP            Com            432848109            1,503          117,528  SH       X
LABORATORY CORP AMER HLDGS    Com New        50540R409              777           25,764  SH       X
MAYTAG CORP                   Com            578592107              847           34,683  SH       X
PARK PL ENTMT CORP            Com            700690100            1,068          117,528  SH       X
PFIZER INC                    Com            717081103              435           12,745  SH       X
PITNEY BOWES INC              Com            724479100              215            5,600  SH       X
SUNGARD DATA SYS INC          Com            867363103              482           18,611  SH       X
US BANCORP DEL                Com New        902973304            1,217           49,689  SH       X

TOTAL                                                            27,553          885,718

              COLUMN 1        COLUMN 7             COLUMN 8
              --------        --------             --------
                                                VOTING AUTHORITY

              NAME OF
              ISSUER          MANAGERS     SOLE      SHARED     NONE
AETNA INC NEW                 Longview     22,977
ALLTEL CORP                   Longview     56,778
BANK ONE CORP                 Longview    333,543
EMERSON ELEC CO               Longview     57,082
GENERAL DYNAMICS CORP         Longview     14,080
GENERAL ELEC CO               Longview     19,111
HILTON HOTELS CORP            Longview    117,528
LABORATORY CORP AMER HLDGS    Longview     25,764
MAYTAG CORP                   Longview     34,683
PARK PL ENTMT CORP            Longview    117,528
PFIZER INC                    Longview     12,745
PITNEY BOWES INC              Longview      5,600
SUNGARD DATA SYS INC          Longview     18,611
US BANCORP DEL                Longview     49,689

TOTAL                                     885,718

     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.